Fair Value Disclosures - Nonrecurring Fair Value Measurements (Details) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2020 USD ($) € / Bond	Feb. 29, 2020 USD ($) € / Bond	Nov. 30, 2020 USD ($)	Nov. 30, 2021 ft² site taxLot
RedSky JZ Fulton Mall | HomeFed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investment impairment			$ 55.6
RedSky JZ Fulton Mall | Development site | HomeFed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Method Investment, ownership percentage				49.00%
Number of separate tax lots | taxLot				14
Number of premier development sites | site				2
Area of real estate property (up to) | ft²				540,000
Equity method investment impairment		$ 55.6
JETX Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of oil and gas properties		33.0
JETX Energy | Oil and gas properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, fair value disclosure		$ 9.6
JETX Energy | Measurement input, discount rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Oil and gas assets, measurement input | € / Bond		0.100
Vitesse Energy Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of oil and gas properties	$ 13.2
Vitesse Energy Finance | Oil and gas properties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, fair value disclosure	$ 26.8
Vitesse Energy Finance | Measurement input, discount rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Oil and gas assets, measurement input | € / Bond	0.100